GENERAL - Direct Subsidiaries (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jun. 19, 2019
Direct/ Indirect subsidiaries
Percentage of ownership interest sold			67.00%
Telkomsel
Direct/ Indirect subsidiaries
Percentage of ownership interest	65.00%	65.00%
Total assets before elimination	Rp 104,621	Rp 82,219
Dayamitra
Direct/ Indirect subsidiaries
Percentage of ownership interest	100.00%	100.00%
Total assets before elimination	Rp 21,815	Rp 13,221
Metra
Direct/ Indirect subsidiaries
Percentage of ownership interest	100.00%	100.00%
Total assets before elimination	Rp 17,369	Rp 17,213
TII
Direct/ Indirect subsidiaries
Percentage of ownership interest	100.00%	100.00%
Total assets before elimination	Rp 11,352	Rp 10,404
GSD
Direct/ Indirect subsidiaries
Percentage of ownership interest	100.00%	100.00%
Total assets before elimination	Rp 6,043	Rp 5,794
Telkom Akses
Direct/ Indirect subsidiaries
Percentage of ownership interest	100.00%	100.00%
Total assets before elimination	Rp 4,463	Rp 4,244
Telkomsat
Direct/ Indirect subsidiaries
Percentage of ownership interest	100.00%	100.00%
Total assets before elimination	Rp 3,306	Rp 3,190
PINS
Direct/ Indirect subsidiaries
Percentage of ownership interest	100.00%	100.00%
Total assets before elimination	Rp 3,015	Rp 4,004
Telkom Infratel
Direct/ Indirect subsidiaries
Percentage of ownership interest	100.00%	100.00%
Total assets before elimination	Rp 1,706	Rp 3,351
MetraNet
Direct/ Indirect subsidiaries
Percentage of ownership interest	100.00%	100.00%
Total assets before elimination	Rp 997	Rp 782
Napsindo
Direct/ Indirect subsidiaries
Percentage of ownership interest	60.00%	60.00%
Total assets before elimination	Rp 5	Rp 5
Jalin
Direct/ Indirect subsidiaries
Percentage of ownership interest		100.00%
Total assets before elimination		Rp 298